LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans And Advances To Customers Measured At Amortized Cost
Opening balance	R$ 34,755,068	R$ 39,111,735
Amount restructured	18,414,187	26,780,598
Amount received/Others (1)	(13,955,482)	(18,853,221)
Write-offs	(12,601,134)	(12,284,044)
Closing balance	26,612,639	34,755,068
Expected credit losses on loans and advances	(13,582,459)	(19,091,460)
Total restructured loans and advances to customers, net of expected credit losses	R$ 13,030,180	R$ 15,663,608
Expected credit losses of restructured loans and advances as a percentage of restructured portfolio	51.00%	54.90%
Total restructured loans and advances as a percentage of the total loan portfolio	3.40%	4.80%
Total restructured loans and advances as a percentage of the total loans portfolio, net of expected credit losses	3.60%	5.20%